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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BB Biotech AG
Address: Vordergasse 3
         Schaffhausen Switzerland CH-8200

Form 13F File Number: 28-6964

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael Hutter
Title: SIGNING AUTHORITY
Phone: 41 (44) 267 67 00


Signature, Place, and Date of Signing:             /s/ Michael Hutter
                                       -----------------------------------------
                                       Schaffhausen, Switzerland, May 11, 2009

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 3
Form 13F Information Table Entry Total:           13
Form 13F Information Table Value Total:   $  733,713
                                          ----------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
1     28-11193               Biotech Focus N.V.
2     28-11191               Biotech Invest N.V.
3     28-11189               Biotech Target N.V.


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                                 BB BIOTECH AG

                           FORM 13F INFORMATION TABLE

        COLUMN 1          COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
------------------------  --------  ---------  --------  --------------------  ----------  --------  -----------------------
                                                                                                         VOTING AUTHORITY
                          TITLE OF               VALUE     SHS OR   SH/  PUT/  INVESTMENT    OTHER   -----------------------
     NAME OF ISSUER         CLASS     CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
------------------------  --------  ---------  --------  ---------  ---  ----  ----------  --------  ---------  ------  ----
Affymetrix Inc               COM    00826T108     6,540  2,000,000  SH           DEFINED       1     2,000,000   NONE   NONE
Arena Pharmaceuticals
   Inc                       COM    040047102    14,845  4,931,980  SH           DEFINED       3     4,931,980   NONE   NONE
Biogen Idec Inc              COM    09062X103    38,361    731,800  SH           DEFINED       1       731,800   NONE   NONE
Celgene Corp                 COM    151020104   193,781  4,364,439  SH           DEFINED       2     4,364,439   NONE   NONE
Elan Corp                    ADR    284131208     9,960  1,500,000  SH           DEFINED       2     1,500,000   NONE   NONE
Gilead Sciences Inc          COM    375558103   278,088  6,003,618  SH           DEFINED       1     6,003,618   NONE   NONE
Incyte Corp                  COM    45337C102     2,216    947,166  SH           DEFINED       3       947,166   NONE   NONE
Keryx Biopharmaceuticals
   Inc                       COM    492515101       132    939,311  SH           DEFINED       3       939,311   NONE   NONE
Medicines Co                 COM    584688105     6,364    587,100  SH           DEFINED       3       587,100   NONE   NONE
Optimer Pharmaceuticals
   Inc                       COM    68401H104    13,564  1,027,539  SH           DEFINED       3     1,027,539   NONE   NONE
Rigel Pharmaceuticals
   Inc                    COM NEW   766559603     2,272    370,000  SH           DEFINED       3       370,000   NONE   NONE
Vertex Pharmaceuticals
   Inc                       COM    92532F100   143,650  5,000,000  SH           DEFINED       3     5,000,000   NONE   NONE
Zymogenetics Inc             COM    98985T109    23,940  6,000,000  SH           DEFINED       3     6,000,000   NONE   NONE


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